15008394

Silvio Conte (Joe)
Director
Corporate Actions Group, Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
F +1 212 656 5893
silvio.conte@nyse.com

Received SEC

FEB 09 2016

Washington, DC 20549

February 9, 2016

001-33434

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

CERTARCA

To whom it may concern:

The NYSE Arca certifies its approval for listing and registration shares of Credit Suisse X-Links WTI Crude Oil Index ETNs due February 8, 2016 a series of Credit Suisse AG under the Exchange Act of 1934.

Sincerely,

Silvio Conte